Schedule of Investments
September 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–106.75%
Collateralized Mortgage Obligations–5.02%
Fannie Mae ACES, IO, 0.27%, 12/25/2022(a)	$74,689,537	$127,413
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	150,121	161,863
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032(c)	285,667	22,157
6.50%, 10/25/2024 to 02/25/2033(c)	1,615,654	263,151
7.00%, 02/25/2028(c)	325,023	38,279
8.00%, 05/25/2030(c)	355,000	75,987
6.00%, 02/25/2033 to 09/25/2035(a)(c)	1,959,347	326,569
5.50%, 11/25/2033 to 06/25/2035(c)	894,782	149,489
PO, 0.00%, 09/25/2032(d)	54,081	50,811
Fannie Mae REMICs,
3.50%, 09/25/2023 to 08/25/2042(c)	2,077,676	267,477
4.00%, 07/25/2024 to 08/25/2047(c)	1,868,513	1,393,493
2.50%, 12/25/2025 to 10/25/2026	1,075,979	1,111,422
5.50%, 12/25/2025 to 07/25/2046(c)	988,761	650,916
7.00%, 03/18/2027 to 05/25/2033(c)	621,559	422,294
6.50%, 10/25/2028 to 05/25/2033(c)	180,158	181,368
1.09% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	475,488	485,630
1.09% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	409,288	417,925
0.59% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,472,838	1,489,866
0.59% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	43,874	44,161
0.49% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	258,741	260,826
0.43% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	1,087,611	1,094,564
0.44% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	1,049,524	1,056,387
24.25% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	161,094	259,730
23.88% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	240,900	380,694
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	$839,764	$846,017
0.54% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	369,449	374,310
2.75%, 01/25/2039	949,901	957,245
6.59%, 06/25/2039(b)	436,144	513,522
5.00%, 04/25/2040 to 09/25/2047(c)(e)	2,860,507	852,197
2.00%, 05/25/2044 to 03/25/2051(c)	7,643,469	1,715,840
IO, 6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	852,354	142,974
3.00%, 10/25/2026 to 02/25/2028(c)	6,280,634	299,891
8.00%, 08/18/2027 to 09/18/2027(c)	273,562	37,397
0.75%, 10/25/2031(c)	4,686	89
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031 to 12/18/2031(c)(e)	193,504	36,129
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	67,387	12,741
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	159,050	34,217
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	216,724	47,742
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	335,169	56,884
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	76,309	16,230
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	492,276	108,614
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	304,314	59,327
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	397,869	91,031
6.00%, 05/25/2033(c)	22,227	4,649
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	1,160,729	182,539
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	67,368	10,961
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	238,901	35,522
6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	1,802,740	95,986
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	202,749	38,518
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	555,092	114,432
4.50%, 02/25/2043(c)	467,555	75,458
1.53%, 02/25/2056(a)	7,158,623	461,294

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	$252,362,226	$2,021,926
Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	22,133,816	289,048
0.66%, 09/25/2025(b)	59,262,174	1,084,990
Series K734, Class X1, IO, 0.79%, 02/25/2026(a)	16,892,972	429,070
Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,852,352	627,782
Series K093, Class X1, IO, 1.09%, 05/25/2029(a)	13,253,736	851,140
Series Q004, Class AFL, 0.83%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	510,050	509,677
Freddie Mac REMICs,
5.00%, 09/15/2023	97,703	100,606
2.00%, 12/15/2023	419,123	425,527
1.65% (COFI + 1.37%), 03/15/2024(e)	107,127	108,552
2.50%, 07/15/2024 to 07/15/2038(c)	2,951,078	1,802,490
4.00%, 10/15/2024 to 03/15/2045(c)	1,029,582	521,047
3.50%, 11/15/2025 to 05/15/2032	1,167,059	1,231,799
3.00%, 04/15/2026 to 05/15/2040(c)	7,251,151	1,201,020
1.50%, 08/15/2027	5,999,348	6,080,893
6.95%, 03/15/2028	173,986	195,370
6.50%, 08/15/2028 to 03/15/2032	1,654,569	1,864,016
0.68% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	113,704	115,140
6.00%, 01/15/2029 to 04/15/2029	268,734	301,487
0.43% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	146,568	143,569
0.99% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	163,427	166,157
0.48% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	205,561	206,826
0.73% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	38,060	38,405
8.00%, 03/15/2030	74,462	88,270
1.03% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	115,715	118,514
0.58% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	337,740	340,067
1.08% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	224,723	229,824
0.63% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	600,952	610,684
24.44% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	30,460	49,778
0.38% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,669,904	1,679,116
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.53% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	$100,204	$101,526
0.60% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	149,505	151,816
IO, 5.92% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	483,607	32,031
7.57% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	30,604	2,954
8.62% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	88,686	6,634
8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	221,688	36,279
6.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	921,713	142,128
6.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	163,597	24,106
6.64% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	257,526	36,764
6.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	21,606	4,562
5.99% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	1,165,521	202,057
1.76%, 02/15/2039(a)	3,136,385	202,276
6.17% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	285,778	47,841
6.02% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	369,508	53,648
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,144,202
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(c)	653,643	39,801
3.27%, 12/15/2027(a)	169,807	8,885
6.50%, 02/01/2028(c)	41,505	5,462
7.00%, 09/01/2029(c)	307,543	51,213
7.50%, 12/15/2029(c)	21,866	3,904
8.00%, 06/15/2031(c)	535,062	111,999
6.00%, 12/15/2032(c)	110,370	16,660
0.00%, 12/01/2031 to 03/01/2032(d)	285,365	270,103
0.58%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	769,723	778,693
Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,393,282	1,646,832
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	384,421	389,573
		47,898,967
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–19.22%
5.00%, 10/01/2021 to 06/01/2040	$2,859,282	$3,267,503
6.50%, 04/01/2022 to 04/01/2034	804,850	898,123
9.00%, 08/01/2022 to 05/01/2025	5,309	5,698
6.00%, 10/01/2022 to 10/01/2029	321,434	363,821
5.50%, 01/01/2024 to 12/01/2036	187,745	205,792
2.50%, 02/01/2031 to 10/01/2051	22,487,292	23,378,634
8.50%, 03/01/2031 to 08/01/2031	141,046	165,504
7.00%, 10/01/2031 to 10/01/2037	247,876	282,283
7.50%, 01/01/2032 to 08/01/2037	6,625,561	7,645,693
3.00%, 02/01/2032 to 04/01/2051	76,684,275	81,322,072
8.00%, 08/01/2032	94,133	108,737
4.50%, 05/01/2038 to 11/01/2049	7,595,226	8,469,009
5.35%, 07/01/2038 to 10/17/2038	1,276,163	1,440,070
5.80%, 10/01/2038 to 01/20/2039	611,280	688,084
5.45%, 11/25/2038	1,210,554	1,364,309
4.00%, 06/01/2042 to 07/01/2049	24,676,011	27,277,446
3.50%, 09/01/2045 to 05/01/2050	24,337,324	26,425,547
		183,308,325
Federal National Mortgage Association (FNMA)–59.11%
6.00%, 10/01/2021 to 05/01/2040	2,555,642	2,878,540
5.50%, 11/01/2021 to 04/01/2038	4,387,945	4,959,968
5.00%, 06/01/2022 to 01/01/2041	3,074,730	3,474,464
2.00%, 03/01/2023 to 09/01/2051	52,863,964	53,971,650
4.50%, 04/01/2023 to 07/01/2044	5,600,826	6,234,006
7.00%, 07/01/2023 to 01/01/2036	1,843,911	2,092,062
6.50%, 08/01/2023 to 11/01/2038	3,269,225	3,698,206
0.38%, 08/25/2025	4,000,000	3,940,236
0.50%, 11/07/2025	17,000,000	16,786,616
1.88%, 09/24/2026	5,358,000	5,595,384
7.50%, 02/01/2027 to 08/01/2037	2,633,841	3,025,669
3.59%, 10/01/2028	9,586,000	10,829,469
3.79%, 11/01/2028	10,962,000	12,540,353
3.00%, 02/01/2029 to 06/01/2051	94,219,626	100,597,754
9.50%, 04/01/2030	11,053	12,142
8.50%, 07/01/2032 to 10/01/2032	210,655	253,534
5.63%, 08/01/2032	102,057	107,919
8.00%, 04/01/2033	222,128	265,538
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
3.50%, 11/01/2034 to 05/01/2050	$81,886,809	$88,670,427
2.50%, 03/01/2035 to 10/01/2050	14,985,799	15,669,414
5.45%, 01/01/2038	256,215	275,323
4.00%, 02/01/2042 to 03/01/2050	59,910,612	66,309,996
TBA, 1.50%, 10/01/2036(f)	17,200,000	17,371,328
2.00%, 10/01/2036(f)	14,650,000	15,088,928
2.50%, 10/01/2051(f)	118,375,000	122,060,348
3.00%, 11/01/2051(f)	6,700,000	7,002,445
		563,711,719
Government National Mortgage Association (GNMA)–10.79%
8.00%, 11/15/2021 to 09/15/2028	4,572	4,591
9.50%, 11/15/2021	210	211
7.00%, 11/15/2022 to 01/20/2030	224,565	241,138
9.00%, 02/15/2023	144	144
6.50%, 01/15/2024 to 10/15/2028	45,323	50,657
3.00%, 12/16/2025 to 02/20/2050	3,673,454	3,856,484
6.00%, 06/15/2028 to 04/20/2029	117,485	132,479
7.50%, 06/15/2028 to 08/15/2028	151,204	154,590
5.50%, 05/15/2033 to 10/15/2034	368,240	423,285
4.77%, 07/17/2033	105,898	108,261
7.14%, 11/20/2033(b)	1,515,958	1,725,703
5.00%, 11/20/2037	413,823	457,906
5.89%, 01/20/2039(b)	1,007,774	1,169,149
4.51%, 07/20/2041(b)	1,010,355	1,121,095
2.10%, 09/20/2041	845,623	876,005
0.54% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	585,613	588,872
3.50%, 05/20/2046 to 06/20/2050	19,585,461	20,848,595
4.00%, 02/20/2048 to 03/20/2050	5,767,408	6,308,596
IO, 6.57% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,661,534	253,368
4.50%, 09/16/2047(c)	958,987	142,524
6.12% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	932,641	171,057
TBA, 2.00%, 10/01/2051(f)	30,284,000	30,722,882
2.50%, 10/01/2051(f)	23,848,000	24,620,265
Series 2020-137, Class A, 1.50%, 04/16/2062	8,942,803	8,881,251
		102,859,108
Uniform Mortgage-Backed Securities–12.61%
TBA, 2.00%, 10/01/2051(f)	119,899,000	120,231,534
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,027,781,114)		1,018,009,653
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
U.S. Treasury Securities–18.76%
U.S. Treasury Bills–0.28%
0.05%, 02/17/2022(g)(h)	$2,652,000	$2,651,565
U.S. Treasury Floating Rate Notes–2.83%
0.07%, 04/30/2023(e)	16,000,000	16,004,257
0.07%, 07/31/2023(e)	11,000,000	11,001,331
		27,005,588
U.S. Treasury Notes–15.65%
0.13%, 12/31/2022	3,300,000	3,299,613
0.13%, 02/28/2023	13,000,000	12,992,891
0.13%, 04/30/2023	15,000,000	14,982,715
0.25%, 03/15/2024	15,000,000	14,950,781
1.13%, 02/28/2025	15,000,000	15,252,832
0.38%, 01/31/2026	12,000,000	11,745,000
0.75%, 03/31/2026	8,000,000	7,945,000
0.75%, 04/30/2026	15,000,000	14,887,500
1.13%, 02/28/2027	16,000,000	16,058,750
0.50%, 10/31/2027	14,000,000	13,439,453
1.25%, 03/31/2028	11,000,000	11,003,008
1.25%, 04/30/2028	12,700,000	12,694,047
		149,251,590
Total U.S. Treasury Securities (Cost $179,080,792)		178,908,743

Asset-Backed Securities–7.50%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	254,127	236,692
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.66%, 03/25/2045(b)(i)	1,962,319	1,987,840
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	33,418	33,196
Series 2006-A, Class 1A1, 2.61%, 02/20/2036(b)	328,508	332,522
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.89%, 03/25/2035(b)	976,896	984,398
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(a)	17,593,996	461,946
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.21% (1 mo. USD LIBOR + 1.12%), 03/15/2037(e)(i)	6,500,000	6,510,468
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(i)	1,400,000	1,436,493
Series 2019-1, Class C, 3.57%, 09/14/2026(i)	340,000	349,904
Series 2019-2, Class C, 2.89%, 03/15/2027(i)	405,000	413,914
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(a)	7,325,262	283,289
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(i)	1,846,142	1,872,807
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,809,260	1,826,513
Principal Amount		Value

Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 2.98%, 12/25/2035(b)	$16,181	$15,617
Series 2007-A2, Class 2A1, 2.44%, 06/25/2035(b)	306,768	313,224
Series 2007-A2, Class 2A4, 2.44%, 06/25/2035(b)	283,388	287,451
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(a)	5,134,684	89,960
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(a)	19,483,660	904,192
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 1.86%, 08/25/2034(b)	66,461	65,556
Series 2005-11, Class A2A, 2.47% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	675,370	688,351
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(b)	21,078	20,531
COMM Mortgage Trust,
Series 2013-LC13, Class XA, IO, 1.18%, 08/10/2046(a)	19,671,005	310,363
Series 2015-CR24, Class XA, IO, 0.90%, 08/10/2048(a)	39,948,767	1,018,050
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(i)	1,367,084	1,411,184
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.63% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	220,085	218,046
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(b)(i)	2,023,935	2,050,453
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(i)	489,555	496,181
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 2.76%, 06/25/2034(b)	467,207	486,832
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(i)	875,000	883,958
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.08%, 06/27/2037(b)(i)	1,908,981	1,935,201
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(i)	802,837	811,869
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(b)	749,214	782,648
GSAA Home Equity Trust, Series 2007-7, Class A4, 0.63% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	39,570	39,415
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	264,336	269,361
Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(b)	161,537	168,263
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Home Partners of America Trust,
Series 2017-1, Class C, 1.63% (1 mo. USD LIBOR + 1.55%), 07/17/2034(e)(i)	$3,000,000	$3,003,553
Series 2017-1, Class D, 1.98% (1 mo. USD LIBOR + 1.90%), 07/17/2034(e)(i)	6,620,000	6,623,354
Invitation Homes Trust,
Series 2017-SFR2, Class C, 1.53% (1 mo. USD LIBOR + 1.45%), 12/17/2036(e)(i)	1,075,668	1,078,362
Series 2018-SFR3, Class B, 1.23% (1 mo. USD LIBOR + 1.15%), 07/17/2037(e)(i)	4,999,536	5,018,064
Series 2018-SFR4, Class C, 1.48% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(i)	4,228,805	4,243,919
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 2.63%, 02/25/2035(b)	530,694	526,586
Series 2005-A3, Class 6A5, 2.72%, 06/25/2035(b)	342,266	353,613
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(i)	886,475	899,078
Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(i)	946,345	958,608
Series 2017-5, Class A1, 3.09%, 10/26/2048(b)(i)	1,298,558	1,331,171
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(i)	309,078	314,460
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.81% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	37,722	34,498
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.62%, 04/21/2034(b)	145,916	149,330
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.24%, 11/25/2035(b)	327,823	334,354
Series 2005-A, Class A1, 0.55% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	357,995	359,314
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(a)	6,696,968	267,013
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(i)	2,500,000	2,536,958
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 0.63% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	42,930	12,942
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	39,154	37,477
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(i)	5,610,803	5,063,585
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(i)	554,553	561,262
Principal Amount		Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.39% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	$287,559	$277,559
Series 2004-20, Class 3A1, 3.06%, 01/25/2035(b)	87,519	89,177
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.55% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	616,966	622,627
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.25%, 11/25/2032(b)	85,187	86,163
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(a)	12,779,927	550,880
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)	6,094,284	6
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)	2,807,414	26
Series 2002-2, Class IO, 0.03%, 01/15/2032(a)	7,359,730	5,589
Series 2002-3, Class IO, 0.27%, 08/15/2032(a)	9,579,324	76,281
Series 2003-1, Class IO, 0.11%, 11/15/2032(a)	14,583,918	42,269
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(i)	2,370,139	2,405,884
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(b)	169,425	172,108
Series 2007-HY2, Class 2A1, 2.80%, 11/25/2036(b)	53,555	50,999
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(a)	9,276,328	444,225
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(i)	2,900,000	2,962,698
Total Asset-Backed Securities (Cost $72,587,522)		71,490,680

Agency Credit Risk Transfer Notes–0.06%
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 07/25/2025 (Cost $536,046)(e)	555,980	561,537
Shares
Money Market Funds–3.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	32,575,188	32,575,188
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	124,832	124,883
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	199,811	$199,811
Total Money Market Funds (Cost $32,899,882)		32,899,882
TOTAL INVESTMENTS IN SECURITIES–136.52% (Cost $1,312,885,356)		1,301,870,495
OTHER ASSETS LESS LIABILITIES—(36.52)%		(348,260,399)
NET ASSETS–100.00%		$953,610,096
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $58,987,741, which represented 6.19% of the Fund’s Net Assets.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,733,420	$174,790,210	$(153,948,442)	$-	$-	$32,575,188	$-
Invesco Liquid Assets Portfolio, Institutional Class	8,380,092	91,851,571	(100,107,618)	838	-	124,883	417
Invesco Treasury Portfolio, Institutional Class	13,409,570	147,024,183	(160,233,942)	-	-	199,811	331
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	28,392,577	(28,392,577)	-	-	-	35*
Invesco Private Prime Fund	-	62,121,158	(62,121,158)	-	-	-	773*
Total	$33,523,082	$504,179,699	$(504,803,737)	$838	$-	$32,899,882	$1,556

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 2 Year Notes	139	December-2021	$(30,587,601)	$17,375	$17,375
U.S. Treasury 5 Year Notes	972	December-2021	(119,305,407)	803,883	803,883
U.S. Treasury 10 Year Notes	477	December-2021	(62,777,672)	857,109	857,109
U.S. Treasury 10 Year Ultra Notes	98	December-2021	(14,234,500)	284,344	284,344
U.S. Treasury Ultra Bonds	18	December-2021	(3,439,125)	125,578	125,578
Total Futures Contracts				$2,088,289	$2,088,289
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$1,018,009,653	$—	$1,018,009,653
U.S. Treasury Securities	—	178,908,743	—	178,908,743
Asset-Backed Securities	—	71,490,680	—	71,490,680
Agency Credit Risk Transfer Notes	—	561,537	—	561,537
Money Market Funds	32,899,882	—	—	32,899,882
Total Investments in Securities	32,899,882	1,268,970,613	—	1,301,870,495
Other Investments - Assets*
Futures Contracts	2,088,289	—	—	2,088,289
Total Investments	$34,988,171	$1,268,970,613	$—	$1,303,958,784

*	Unrealized appreciation.
Invesco Quality Income Fund